United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210 Gahanna, OH 43230

(Address of principal executive offices) (Zip code)

Foreside Management Services, LLC, 690 Taylor Road, Suite 210 Gahanna, Ohio 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 247-9780

Date of fiscal year end:   10/31

Date of reporting period:   4/30/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

April 30, 2017

ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	78.7%
1 Yr. Constant Maturity Treasury Based ARMS	24.2%
Fannie Mae Grantor Trust
3.95%		5/25/42	$5,143,800	$5,410,326
3.19%		8/25/43	6,947,070	7,167,917
Fannie Mae Whole Loan
3.68%		8/24/42	1,497,757	1,622,281
3.41%		8/25/42	4,692,876	4,910,723
3.01%		4/25/45	7,839,497	8,067,637
				27,178,884
12 Mo. London Interbank Offering Rate (LIBOR)	50.6%
Fannie Mae
3.06%		9/1/36	197,784	207,803
3.23%		6/1/37	9,838,962	10,400,373
3.29%		8/1/37	14,614,237	15,334,543
2.89%		9/1/38	13,947,328	14,645,796
3.01%		5/1/39	6,468,400	6,859,829
Freddie Mac
3.17%		5/1/39	8,877,849	9,391,929
				56,840,273
6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
2.26%		6/1/21	102,600	102,933
2.74%		12/1/24	551,546	568,545
Freddie Mac
3.02%		1/1/26	203,115	207,886
				879,364
SBA Pool Floaters	3.1%
Small Business Administration Pool
4.08%		10/25/38	3,198,698	3,541,931
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $ 87,815,529)				88,440,452
FIXED RATE MORTGAGE-RELATED SECURITIES	14.2%
15 Yr. Securities	0.0%
Fannie Mae
6.00%		7/1/17	926	927
6.00%		7/1/17	1,368	1,370
Freddie Mac
6.00%		6/1/17	799	799
				3,096
30 Yr. Securities	6.8%
Fannie Mae
5.00%		6/1/41	493,839	553,216
5.00%		6/1/41	919,580	1,030,146
5.00%		6/1/41	3,957,204	4,432,996
Freddie Mac
6.00%		6/16/37	1,507,092	1,640,545
				7,656,903

See notes to financial statements.

1

ULTRA SHORT MORTGAGE FUND (concluded)
SCHEDULE OF INVESTMENTS

April 30, 2017 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations	7.4%
Fannie Mae
5.00%		2/25/18	$133,328	$134,456
Government National Mortgage Association
1.35%		6/16/37	8,312,105	8,133,287
				8,267,743
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $ 16,084,511)				15,927,742
U.S. GOVERNMENT OBLIGATIONS	5.3%
U.S. Treasury Note
1.25%		4/30/19	6,000,000	5,997,420
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $ 5,997,666)				5,997,420

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES*	1.6%
Northern Institutional Treasury Portfolio, 0.60%		1,815,462	$1,815,462
TOTAL INVESTMENT COMPANIES
(Cost $1,815,462)			1,815,462
TOTAL INVESTMENTS
(Cost $ 111,713,168)	99.8%		112,181,076
NET OTHER ASSETS (LIABILITIES)	0.2%		198,944
NET ASSETS	100.0%		$112,380,020

*	The rates presented are the rates in effect at April 30, 2017.

See notes to financial statements.

2

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.9%
Automobiles & Components	1.1%
General Motors Co.		14,000	$484,960
Banks	3.5%
Bank of America Corp.		66,975	1,563,196
Capital Goods	8.5%
Cummins, Inc.		10,000	1,509,400
Eaton Corp. PLC		20,678	1,564,084
Ingersoll-Rand PLC		7,689	682,399
			3,755,883
Consumer Services	8.7%
Starbucks Corp.		27,000	1,621,620
Carnival Corp.		8,396	518,621
McDonald’s Corp.		12,381	1,732,473
			3,872,714
Diversified Financials	1.8%
Discover Financial Services		12,942	810,040
Energy	3.1%
Valero Energy Corp.		21,335	1,378,454
Food Beverage & Tobacco	3.6%
PepsiCo, Inc.		14,154	1,603,365
Health Care Equipment & Services	6.0%
Aetna, Inc.		6,642	897,135
UnitedHealth Group, Inc.		10,060	1,759,293
			2,656,428
Household & Personal Products	3.1%
Colgate-Palmolive Co.		6,800	489,872
Kimberly-Clark Corp.		6,900	895,275
			1,385,147
Insurance	6.6%
Aflac, Inc.		17,975	1,345,968
Old Republic International Corp.		12,474	257,962
Prudential Financial, Inc.		12,188	1,304,482
			2,908,412
Materials	5.4%
LyondellBasell Industries NV		15,753	1,335,224
Sherwin-Williams (The) Co.		3,125	1,045,875
			2,381,099
Pharmaceuticals & Biotechnology	8.1%
AbbVie, Inc.		24,539	1,618,102
Amgen, Inc.		6,570	1,073,012
Merck, Inc.		14,250	888,203
			3,579,317
Real Estate Investment Trusts	2.3%
Simon Property Group, Inc.		6,137	1,014,201
Retailing	3.7%
Home Depot (The), Inc.		5,176	807,973
Lowe’s Cos., Inc.		9,576	812,811
			1,620,784

See notes to financial statements.

LARGE CAP EQUITY FUND (concluded)
SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value

Semiconductors & Semiconductor	3.7%
Intel Corp.		44,877	$1,622,303
Software & Services	9.2%
Alphabet, Inc.(a)		1,955	1,807,437
Facebook, Inc.(a)		4,000	601,000
Oracle Corp.		37,237	1,674,175
			4,082,612
Technology Hardware & Equipment	6.1%
Cisco Systems, Inc.		36,184	1,232,789
Seagate Technology PLC		34,607	1,457,993
			2,690,782
Telecommunication Services	3.6%
AT&T, Inc.		39,909	1,581,594
Utilities	7.8%
American Electric Power Co., Inc.		18,000	1,220,940
Edison International		11,762	940,607
Public Service Enterprise Group, Inc.		29,790	1,312,250
			3,473,797
TOTAL COMMON STOCKS
(Cost $35,136,340)			42,465,088
INVESTMENT COMPANIES*	4.1%
Northern Institutional Treasury Portfolio, 0.60%		1,791,407	1,791,407
TOTAL INVESTMENT COMPANIES
(Cost $1,791,407)			1,791,407

TOTAL INVESTMENTS
(Cost $36,927,747)	100.0%		44,256,495
NET OTHER ASSETS (LIABILITIES)	0.0%		4,860
NET ASSETS	100.0%		$44,261,355

*	The interest rate presented is the rate in effect at April 30, 2017.
(a)	Non-income producing security.

See notes to financial statements.

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2017 (Unaudited)

	Ultra Short Mortgage Fund	Large Cap Equity Fund
Assets
Investments, at cost	$111,713,168	$36,927,747
Investments, at fair value	$112,181,076	$44,256,495
Receivable for dividends and interest	340,432	48,617
Receivable for paydowns on mortgage-backed securities	77,451	—
Receivable from Adviser / Distributor	24,108	3,143
Total Assets	112,623,067	44,308,255

Liabilities
Income distribution payable	$122,005	$—
Investment advisory fees payable	41,726	23,481
Distribution fees payable	23,181	7,858
Unitary fees payable	56,135	15,561
Total Liabilities	243,047	46,900
Net Assets	$112,380,020	$44,261,355

Class I
Net assets	$112,380,020	$—
Shares of common stock outstanding	15,839,619	—
Net asset value per share	$7.09	$—

Class AMF
Net assets	$—	$38,507,622
Shares of common stock outstanding	—	4,262,204
Net asset value per share	$—	$9.03

Class H
Net assets	$—	$5,753,733
Shares of common stock outstanding	—	638,144
Net asset value per share	$—	$9.02

Net Assets
Paid in capital	$415,142,718	$28,794,494
Accumulated net investment income (loss)	(602,619)	21,668
Accumulated net realized gains (losses)	(302,627,987)	8,116,445
Unrealized appreciation (depreciation) on investments	467,908	7,328,748
Net assets	$112,380,020	$44,261,355

See notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2017 (Unaudited)

	Ultra Short Mortgage Fund	Large Cap Equity Fund
INVESTMENT INCOME:
Interest income	$921,125	$—
Dividend income	8,204	586,307
Total investment income	929,329	586,307
Operating expenses:
Investment advisory	260,691	140,203
Distribution — Class AMF Shares	—	46,962
Distribution — Class H Shares	144,828	—
Unitary	333,005	115,773
Total expenses before fee reductions	738,524	302,938
Expenses reduced by Investment Advisor	(92,690)	—
Expenses reduced by Distributor	(57,930)	(18,785)
Net expenses	587,904	284,153
Net investment income	341,425	302,154
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions	—	8,116,445
Change in unrealized appreciation (depreciation) on investments	(405,334)	(2,846,291)
Net realized and unrealized gains (losses) from investment activities	(405,334)	5,270,154
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(63,909)	$5,572,308

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Ultra Short Mortgage Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$341,425	$1,087,396
Net realized gains from investment transactions	—	531,340
Change in unrealized appreciation (depreciation) on investments	(405,334)	(2,138,000)
Change in net assets resulting from operations	(63,909)	(519,264)
Dividends paid to stockholders:
From net investment income	(980,523)	(2,263,353)
Total dividends paid to stockholders	(980,523)	(2,263,353)
Capital Transactions:
Proceeds from sale of shares	2,000,059	19,481,854
Value of shares issued to stockholders in reinvestment of dividends	225,205	500,577
Cost of shares redeemed	(8,695,831)	(71,682,538)
Change in net assets from capital transactions	(6,470,567)	(51,700,107)
Change in net assets	(7,514,999)	(54,482,724)
Net Assets:
Beginning of period	119,895,019	174,377,743
End of period	$112,380,020	$119,895,019
Accumulated net investment income (losses)	$(602,619)	$36,479

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Large Cap Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$302,154	$505,894
Net realized gains from investment transactions	8,116,445	10,417,303
Change in unrealized appreciation (depreciation) on investments	(2,846,291)	(8,053,698)
Change in net assets resulting from operations	5,572,308	2,869,499
Dividends paid to stockholders:
From net investment income:
Class AMF Stockholders	(235,875)	(446,355)
Class H Stockholders	(44,610)	(71,839)
From net realized gains:
Class AMF Shares	(8,615,460)	(2,362,365)
Class H Shares	(1,243,999)	(349,126)
Total dividends paid to stockholders	(10,139,944)	(3,229,685)
Capital Transactions:
Class AMF Shares:
Proceeds from sale of shares	579,572	598,431
Value of shares issued to stockholders in reinvestment of dividends	8,160,918	2,511,047
Cost of shares redeemed	(2,896,435)	(5,182,189)
Class H Shares:
Proceeds from sale of shares	1,350,196	611,561
Value of shares issued to stockholders in reinvestment of dividends	23,101	6,596
Cost of shares redeemed	(369,281)	(1,781,351)
Change in net assets from capital transactions	6,848,071	(3,235,905)
Change in net assets .	2,280,435	(3,596,091)
Net Assets:
Beginning of period	41,980,920	45,577,011
End of period	$44,261,355	$41,980,920
Accumulated net investment income (losses)	$21,668	$(1)

See notes to financial statements.

ULTRA SHORT MORTGAGE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013		2012
Net asset value, beginning of period	$7.16		$7.29	$7.36	$7.37	$7.36		$7.39
Income (Loss) from investment operations:
Net investment income	0.0195		0.0439	0.0575	0.0722	0.0626		0.0906
Net realized and unrealized gains (losses) from investments	(0.0298)		(0.0603)	(0.0339)	0.0225	0.0725		0.0163
Total from investment operations	(0.0103)		(0.0164)	0.0236	0.0947	0.1351		0.1069
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.0597)		(0.1136)	(0.0936)	(0.1047)	(0.1251)		(0.1369)
Change in net asset value	(0.07)		(0.13)	(0.07)	(0.01)	0.01		(0.03)
Net asset value, end of period	$7.09		$7.16	$7.29	$7.36	$7.37		$7.36
Total return	(0.14)%	(a)	(0.22)%	0.32%	1.30%	1.86%	*	1.46%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$112,380		$119,895	$174,378	$197,512	$274,862		$394,390
Ratio of net expenses to average net assets	1.01%	(b)	0.96%	0.92%	0.80%	0.79%		0.73%
Ratio of net investment income to average net assets	0.59%	(b)	0.75%	0.85%	1.08%	0.99%		1.26%
Ratio of gross expenses to average net assets**	1.27%	(b)	1.22%	1.18%	1.09%	1.12%		1.05%
Portfolio turnover rate	5%	(a)	26%	22%	3%	30%		77%

*	During the fiscal year ended October 31, 2013, the Ultra Short Mortgage Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the One Year return would have been (0.20)%.

**	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.

(b)	Annualized.

See notes to financial statements.

LARGE CAP EQUITY FUND — CLASS AMF SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.34		$10.43	$11.37	$11.10	$9.41	$8.53
Income (Loss) from investment operations:
Net investment income	0.07		0.12	0.13	0.13	0.11	0.12
Net realized and unrealized gains (losses) from investments	1.20		0.57	(0.20)	1.03	2.02	1.07
Total from investment operations	1.27		0.69	(0.07)	1.16	2.13	1.19
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.06)		(0.12)	(0.14)	(0.14)	(0.12)	(0.12)
From net realized gains	(2.52)		(0.66)	(0.73)	(0.75)	(0.32)	(0.19)
Total distributions	(2.58)		(0.78)	(0.87)	(0.89)	(0.44)	(0.31)
Change in net asset value	(1.31)		(0.09)	(0.94)	0.27	1.69	0.88
Net asset value, end of period	$9.03		$10.34	$10.43	$11.37	$11.10	$9.41
Total return	13.87%	(a)	7.06%	(0.87)%	10.90%	23.55%	14.16%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$38,508		$36,668	$39,017	$54,780	$89,562	$82,373
Ratio of net expenses to average net assets	1.34%	(b)	1.32%	1.28%	1.24%	1.22%	1.20%
Ratio of net investment income to average net assets	1.38%	(b)	1.18%	1.22%	1.13%	1.11%	1.25%
Ratio of gross expenses to average net assets*	1.44%	(b)	1.42%	1.38%	1.34%	1.32%	1.30%
Portfolio turnover rate	89%	(a)	76%	9%	7%	5%	8%

*	During the periods shown, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.

(b)	Annualized.

See notes to financial statements.

LARGE CAP EQUITY FUND — CLASS H SHARES

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period indicated.

	Six Months
	Ended
	April 30, 2017		Year Ended October 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.34		$10.43	$11.36	$11.10	$9.41	$8.53
Income (Loss) from investment operations:
Net investment income	0.07		0.15	0.14	0.13	0.13	0.13
Net realized and unrealized gains (losses) from investments	1.21		0.56	(0.19)	1.04	2.01	1.07
Total from investment operations	1.28		0.71	(0.05)	1.17	2.14	1.20
Less distributions:
Dividends paid to stockholders:
From net investment income	(0.08)		(0.14)	(0.15)	(0.16)	(0.13)	(0.13)
From net realized gains	(2.52)		(0.66)	(0.73)	(0.75)	(0.32)	(0.19)
Total distributions	(2.60)		(0.80)	(0.88)	(0.91)	(0.45)	(0.32)
Change in net asset value	(1.32)		(0.09)	(0.93)	0.26	1.69	0.88
Net asset value, end of period	$9.02		$10.34	$10.43	$11.36	$11.10	$9.41
Total return	13.88%	(a)	7.23%	(0.62)%	10.99%	23.74%	14.33%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$5,754		$5,313	$6,560	$6,864	$5,755	$4,413
Ratio of net expenses to average net assets	1.19%	(b)	1.16%	1.13%	1.09%	1.07%	1.05%
Ratio of net investment income to average net assets	1.53%	(b)	1.38%	1.33%	1.15%	1.24%	1.39%
Ratio of gross expenses to average net assets	1.19%	(b)	1.16%	1.13%	1.09%	1.07%	1.05%
Portfolio turnover rate	89%	(a)	76%	9%	7%	5%	8%

(a)	Not annualized.

(b)	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2017 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of April 30, 2017, the Trust is authorized to issue an unlimited number of shares, at no par value, in two separate series: the Ultra Short Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Trust’s Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Trust’s Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value (“NAV”) volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2017:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Ultra Short Mortgage Fund
Assets:
U.S. Government Agency Mortgages*	$—	$110,365,614	$—	$110,365,614
Investment Companies	1,815,462	—	—	1,815,462
Total Investments	1,815,462	110,365,614	—	112,181,076
Large Cap Equity Fund
Common Stocks	42,465,088	—	—	42,465,088
Investment Companies	1,791,407	—	—	1,791,407
Total Investments	44,256,495	—	—	44,256,495

* Classifications as defined in the Schedule of Investments

As of April 30, 2017, there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of April 30, 2017, based on levels assigned to securities as of October 31, 2016.

REPURCHASE AGREEMENTS

The Ultra Short Mortgage Fund may invest in obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks that may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The Fund, through the custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the custodian to take possession of all securities held as collateral for repurchase agreements. The fair value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Fund may be delayed or limited. There were no repurchase agreements held by the Ultra Short Mortgage Fund as of April 30, 2017.

SECURITIES PURCHASED OR SOLD ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

Each Fund may purchase or sell securities on a when-issued basis or delayed-delivery basis. With when-issued transactions, securities are bought or sold during the periods between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased or sold on a delayed-delivery basis, the price of the securities is fixed at the time of the commitment to purchase or sell is made, but settlement may take place at a future date. By the time of delivery, securities purchased or sold on a when-issued or delayed-delivery basis may be valued at less than the purchase or sell price. At the time when-issued or delayed-delivery securities are purchased or sold, the Fund must set aside funds or securities in a segregated account to pay for the purchase or as collateral for the sale. There were no securities purchased or sold on a when-issued or delayed-delivery basis held by the Funds as of April 30, 2017.

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

MORTGAGE-BACKED TO-BE-ANNOUNCED TRANSACTIONS

A Mortgage-Backed To-Be-Announced (“TBA”) trade represents a forward contract for the purchase or sale of single-family mortgage-related securities to be delivered on a specified future date. In a typical TBA trade, the specific pool of mortgages that will be delivered to fulfill the forward contract are unknown at the time of the trade. The parties to a TBA trade agree upon the issuer, coupon, price, product type, amount of securities and settlement date for delivery. Settlement for TBA trades is standardized to occur on one specific day each month. The mortgage-related securities that ultimately will be delivered, and the loans backing those mortgage-related securities, frequently have not been created or originated at the time of the TBA trade, even though a price for the securities is agreed to at that time.

The Ultra Short Mortgage Fund may engage in TBA transactions to manage cash positions as well as to manage interest rate and prepayment risks. The Fund may engage in forward sales of TBA trades only when the Fund has identified the actual mortgage pool held in position to be delivered in fulfillment of the TBA trade obligation(specifying the pool or CUSIP number). These pools must be deliverable into the sold TBA position. At April 30, 2017, there were no mortgage-backed TBA forward sales in the Ultra Short Mortgage Fund.

DIVIDENDS TO SHAREHOLDERS

Ultra Short Mortgage Fund:

Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

Large Cap Equity Fund:

Dividends from net investment income are declared and paid at least quarterly. Net short-term and long-term capital gains, if any, are declared and paid annually.

For all Funds, distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL TAXES

No provision is made for Federal income taxes as it is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends including the most recent fiscal year end which has yet to be filed). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

MANAGEMENT ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

EXPENSE ALLOCATION

Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses that arise in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets or other reasonable basis.

OTHER

Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized on a scientific basis and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

B. Fees and transactions with affiliates were as follows:

Austin Atlantic Asset Management Company “AAAMCO” serves the Trust as investment adviser (the “Adviser”). The Adviser is a wholly-owned subsidiary of Austin Atlantic Inc. “AAI.” AAI is controlled by Rodger D. Shay, Jr., President of Austin Atlantic Capital Inc. “AACI,” also a wholly-owned subsidiary of AAI.

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

As compensation for investment advisory services, the Funds pay an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

The investment advisory fee rate for the Ultra Short Mortgage Fund is 0.45% of the first $3 billion, 0.35% of the next $2 billion, and 0.25% of net assets in excess of $5 billion. The Adviser voluntarily waived a portion of its fee so that the Fund paid 0.29% of average daily net assets for the period ended April 30, 2017.

The investment advisory fee rate for the Large Cap Equity Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million.

AACI serves the Trust as distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of AAI.

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each Fund as follows:

The distribution fee rate for the Ultra Short Mortgage Fund is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Ultra Short Mortgage Fund paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2017.

The distribution fee rate for the Large Cap Equity Fund Class AMF Shares is 0.25% of average daily net assets. The Distributor voluntarily waived a portion of its fee so that the Large Cap Equity Fund Class AMF Shares paid an amount equal to 0.15% of average daily net assets for the period ended April 30, 2017. The Large Cap Equity Fund Class H Shares do not have a distribution fee.

There were no brokerage commissions paid to the Distributor during the period ended April 30, 2017.

BUSINESS MANAGER AND ADMINISTRATOR

Effective August 1, 2016, the Trust entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”), through an assignment from Beacon Hill Fund Services, Inc. (“Beacon Hill”) to serve as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Pursuant to the Agreement, Foreside pays all operating expenses of the Trust not specifically assumed by the Trust, unless the Trust and the Fund’s Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Foreside) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders unless otherwise noted; fees and expenses of trustees of the Trust who are not interested persons of the Trust, as defined in the 1940 Act; and all other operating expenses not specifically assumed by the Trust. In paying expenses that would otherwise be obligations of the Trust, Foreside is expressly acting as an agent on behalf of the Trust. For services under the Agreement and expenses assumed by Foreside, the Funds pay Foreside an annual fee of 0.35% of average daily net assets of the Funds; subject to an aggregate minimum annual fee of $905,000 for the Funds. Foreside’s fees under the Agreement are reviewed and reset at least annually.

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

C. Transactions in shares of the Funds for the period ended April 30, 2017, and year ended October 31, 2016, were as follows:

	Ultra Short Mortgage Fund
	Period Ended April 30, 2017	Year Ended October 31, 2016
Share transactions:
Sale of shares	280,513	2,694,379
Shares issued to stockholders in reinvestment of dividends	31,689	69,459
Shares redeemed	(1,223,552)	(9,924,428)
Net (decrease)	(911,350)	(7,160,590)
Shares Outstanding
Beginning of period	16,750,969	23,911,559
End of period	15,839,619	16,750,969

	Large Cap Equity Fund
	Period Ended April 30, 2017	Year Ended October 31, 2016
Share transactions Class AMF:
Sale of shares	62,908	58,579
Shares issued to stockholders in reinvestment of dividends	951,715	253,863
Shares redeemed	(297,195)	(507,756)
Net increase (decrease)	717,428	(195,314)
Shares Outstanding
Beginning of period	3,544,776	3,740,090
End of period	4,262,204	3,544,776

Share transactions Class H:
Sale of shares	156,507	61,581
Shares issued to stockholders in reinvestment of dividends	2,700	667
Shares redeemed	(34,993)	(177,472)
Net increase (decrease)	124,214	(115,224)
Shares Outstanding
Beginning of period	513,930	629,154
End of period	638,144	513,930

D. For the period ended April 30, 2017, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

	Ultra Short Mortgage Fund	Large Cap Equity Fund
Purchases	$—	$37,139,553
Sales	—	38,204,335

For the period ended April 30, 2017, purchases and sales of U.S. Government securities, other than short-term investments, were as follows:

	Ultra Short Mortgage Fund	Large Cap Equity Fund
Purchases	$6,033,788	$—
Sales	12,621,619	—

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2017 (Unaudited)

E. FEDERAL INCOME TAX INFORMATION:

The tax characteristics of distributions paid to shareholders during the fiscal years ended October 31, 2016 and 2015 for the Ultra Short Mortgage Fund, were as follows:

2016	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
Ultra Short Mortgage Fund	$2,299,318	$2,299,318	$2,299,318

2015	Distributions paid from Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
Ultra Short Mortgage Fund	$2,360,683	$2,360,683	$2,360,683

*	Total distributions paid differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for federal income tax purposes.

The tax characteristics of distributions paid to shareholders during the years ended October 31, 2016 and 2015, for the Large Cap Equity Fund were as follows:

2016	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Large Cap Equity Fund	$518,194	$2,711,491	$3,229,685	$—	$3,229,685

2015	Distributions paid from Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Large Cap Equity Fund	$609,755	$3,269,119	$3,878,874	$—	$3,878,874

At April 30, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ultra Short Mortgage Fund	$111,714,279	$1,000,405	$(533,608)	$466,797
Large Cap Equity Fund	36,927,747	7,450,051	(121,303)	7,328,748

As of October 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
Ultra Short Mortgage Fund	$174,610	$—	$174,610	$(138,130)	$(302,626,877)	$872,131	$(301,718,266)
Large Cap Equity Fund	801,706	9,057,753	9,859,459	—	—	10,175,039	20,034,498

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at end of the current tax year.

At October 31, 2016, the following Funds had capital loss carry-forwards available to offset future net capital gains through the indicated expiration dates:

Fund	Amount	Expires
Ultra Short Mortgage Fund	$9,348,253	2017
Ultra Short Mortgage Fund	290,225,068	2018
Ultra Short Mortgage Fund	2,013,187	2019

*	A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

NOTES TO FINANCIAL STATEMENTS (concluded)
April 30, 2017 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended October 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended October 31, 2012, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended October 31, 2012, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended October 31, 2012, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

During the tax year ended October 31, 2016, Ultra Short Mortgage Fund had net capital loss carry-forward amounts that expired of $7,491,105.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

	Short Term	Long Term
	Capital Loss	Capital Loss
Fund	Carryforward	Carryforward
Ultra Short Mortgage Fund	$ 505,848	$ 534,521

Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales. To the extent these differences are permanent, adjustments are made to the appropriate components of net assets in the period that these differences arise.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns and change in tax characterization. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At October 31, 2016, the following reclassifications were recorded:

Accumulated
	Accumulated Net	Undistributed Net
Fund	Investment Income (Loss)	Realized Gains (Losses)	Paid in Capital
Ultra Short Mortgage Fund.	$ 1,186,674	$ 6,304,431	$ (7,491,105)
Large Cap Equity Fund	12,300	(557,844)	545,544

F. SUBSEQUENT EVENTS

The Funds evaluated events from April 30, 2017 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements, other than disclosed below.

On June 8, 2017, the AAMCO Ultra Short Financing Fund commenced operations. The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

18

DISCLOSURE REGARDING REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Asset Management Fund (the “Trust”) approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Ultra Short Mortgage Fund and the Large Cap Equity Fund (each, a “Fund” and collectively, the “Funds”) and Austin Atlantic Asset Management Co. (the “Investment Adviser”), at a meeting held on October 26-27, 2016. The Advisory Agreement was approved by shareholders of each Fund at a shareholder meeting held on May 10, 2017.

In reviewing the Advisory Agreement, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. The Board received a report from the Investment Adviser in advance of the Board meeting that, among other things, outlined the services provided by the Investment Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the advisory fees for the Funds as compared to fees charged by investment advisors to comparable funds; expenses of each Fund as compared to expense ratios of comparable funds; the potential for economies of scale, if any; performance information for the Funds; financial data on the Investment Adviser; any fall out benefits to the Investment Adviser and its affiliates; and the Investment Adviser’s compliance program. In considering approval of the Advisory Agreement, the Independent Trustees also met independently of management and of the interested Trustee to review and discuss materials received from the Investment Adviser, Foreside Management Services, LLC (“Foreside”) and Trust counsel.

Based upon its review, the Board concluded that it was in the best interest of each Fund to approve the Advisory Agreement for the Fund. In reaching this conclusion for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided by the Investment Adviser to the Funds. The Board reviewed the experience and skills of the Investment Adviser’s investment management teams. The Board noted that the portfolio managers for the Large Cap Equity Fund changed effective January 1, 2016 and that the new portfolio managers use investment analytical tools and models licensed from System Two Advisors (“S2”) in the management of the Fund and are dual employees of the Investment Adviser and S2. The Board considered information provided by the Investment Adviser on the dual employee structure and discussed the structure with the Investment Adviser.

The Board also considered the Investment Adviser’s ability to manage investments that meet the specialized needs of the shareholders of the Ultra Short Mortgage Fund. The Board considered the compliance program established by the Investment Adviser and the level of compliance attained by the Investment Adviser. The Board additionally considered the oversight provided by the Investment Adviser with respect to valuation of portfolio securities.

The Board reviewed each Fund’s investment performance for the one-, three-, five- and ten-year periods ended September 30, 2016 and compared this information to the performance of a peer universe of funds in the same Morningstar category and to the performance of each Fund’s respective benchmark index based on information and data provided by Foreside. The Board noted that actual performance comparisons for the Ultra Short Mortgage Fund were positively affected for certain periods as a result of litigation proceeds received by the Fund in 2013. Therefore, the Board also reviewed performance information for the Fund without the effect of the litigation proceeds. The Board considered whether investment results were consistent with each Fund’s investment objective and policies and noted that the Ultra Short Mortgage Fund limits its investments and investment techniques in order to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations while the peer universe of funds for the most part is not subject to such limitations.

With respect to the Ultra Short Mortgage Fund, the Board noted that the Fund’s performance, including the effect of the litigation proceeds in the three-, five- and ten-year periods, was in the 4th quartile, 4th quartile, 2nd quartile and 4th quartile, respectively, of its peer universe for the one-, three-, five- and ten-year periods ended September 30, 2016. The Board also noted that without the litigation proceeds the Fund’s performance was estimated to be in the 4th quartile, 3rd quartile and 4th quartile, respectively, for the three-, five-and ten-year periods ended September 30, 2016. The Board noted that the Ultra Short Mortgage Fund outperformed its applicable benchmark over the three- and five-year periods and underperformed the benchmark over the one- and ten-year periods, in all cases both with and without the effects of the litigation proceeds. The Board discussed with the Investment Adviser the circumstances contributing to the Fund’s relative underperformance and steps being taken to improve performance. In evaluating performance over the ten-year period for the Ultra Short Mortgage Fund, the Board considered that the ten-year period continued to include the impact of the extraordinary market circumstances that began in 2008 and their disproportionate effect on the Fund.

With respect to the Large Cap Equity Fund, the Board noted that the Fund’s performance was in the 1st, 4th, 4th and 3rd quartiles, respectively, of its peer universe for the one-, three-, five- and ten-year periods ended September 30, 2016 and

19

DISCLOSURE REGARDING REVIEW OF INVESTMENT ADVISORY AGREEMENT (concluded)

underperformed its benchmark in each period. The Board discussed with the Investment Adviser the circumstances contributing to the Fund’s relative underperformance and steps being taken to improve performance, including the hiring of the new portfolio managers and the licensing of investment analytical tools and models form S2. The Board noted the improved relative performance in the one-year period ended September 30, 2016. The Board also noted that the Fund historically employed a relatively conservative investment strategy that typically resulted in better relative performance in a down market, with lower relative returns during an upside market.

On the basis of its consideration of the nature, quality and extent of the services provided by the Investment Adviser to the Funds and its ongoing review of investment results, the Board concluded that it was in the best interests of the Funds to approve the Advisory Agreement.

Fees and Expenses. The Board reviewed each Fund’s contractual investment advisory fees and actual total expense ratios. The Board received information, based upon Morn-ingstar data comparing each Fund’s contractual and actual investment advisory fees and actual total expense ratio as of September 30, 2016, to the contractual investment advisory fees and actual total expense ratios of funds in a peer group based upon asset size and in a peer universe. The peer group and peer universe included funds in the same Morningstar category as the Fund. The information provided to the Board showed that the Large Cap Equity Fund’s contractual and actual investment advisory fees were below the average and at the median of the applicable peer group. Although above the average and the median of its peer group, the Board concluded that the contractual investment advisory fee for the Ultra Short Mortgage Fund was within a reasonable range, and noted that after the Investment Adviser’s voluntary fee waiver, the actual advisory fee was below the peer group average. The information provided to the Board showed that, each Fund’s actual total expense ratio was within the 4th quartile of the applicable peer group for the Ultra Short Mortgage Fund and the Large Cap Equity Fund (Class AMF). The Board noted that the higher total expense ratios for the Funds could be attributed to the declining assets of the Funds and considered ongoing efforts by the Investment Adviser and Foreside to reduce Fund expenses. The Board also noted that many peer funds do not charge a Rule 12b-1 fee, which could impact the rankings of the Funds’ total expense ratios, which include Rule 12b-1 fees, in their respective peer groups. The Board received information on fee waivers and noted that each Fund is currently benefiting from fee waivers. The Board noted that the Investment Adviser indicated its intention to continue the current voluntary fee waivers with respect to the Ultra Short Mortgage Fund and the Large Cap Equity Fund (for Rule 12b-1 fees). On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Investment Adviser for managing each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Investment Adviser.

Profitability. The Board received the financial statements of the Investment Adviser and considered information related to the estimated profitability to the Investment Adviser from its relationship with the Funds. Based upon the information provided, the Board concluded that any profits realized by the Investment Adviser in connection with the management of the Funds were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Board noted that the investment advisory fee structure is comprised of breakpoints for each Fund. The Board also considered the current net assets of each Fund. The Board concluded that the investment advisory fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to the Investment Adviser. The Board also considered the character and amount of other incidental benefits received by the Investment Adviser and its affiliate, Austin Atlantic Capital Inc., which acts as the Trust’s Distributor, as a result of the Investment Adviser’s relationship with the Funds. The Board considered payments under the Funds’ Rule 12b-1 Plan to the Distributor. The Board noted that the Distributor does not execute portfolio transactions on behalf of the Funds. The Board also considered that the Investment Adviser does not use brokerage of the Funds to obtain third party research. The Board determined that the character and amount of other incidental benefits received by the Investment Adviser and Austin Atlantic Capital Inc. were not unreasonable.

Conclusion. Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement were fair and reasonable and that approval of the Advisory Agreement was in the best interest of each Fund.

20

ADDITIONAL INFORMATION

April 30, 2017 (Unaudited)

A. SECURITY ALLOCATION

ULTRA SHORT MORTGAGE FUND

Percentage of
Security Allocation	Net Assets
Adjustable Rate Mortgage-Related Securities	78.7%
Fixed Rate Mortgage-Related Securities	14.2%
Investment Companies	5.3%
Short Term Investments	1.6%
Total	99.8%

LARGE CAP EQUITY FUND

Percentage of
Security Allocation	Net Assets
Common Stocks	95.9%
Investment Companies	4.1%
Total	100.0%

B. EXPENSE COMPARISON:

As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expense Paid During Period* 11/1/16 – 04/30/17	Expense Ratio During Period** 11/1/16 – 04/30/17

Ultra Short Mortgage Fund		$1,000.00	$998.60	$5.00	1.01%
Large Cap Equity Fund	Class AMF	1,000.00	1,138.70	7.11	1.34%
	Class H	1,000.00	1,138.80	6.31	1.19%

*	Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (181) divided by the number of days in the current year (365)

**	Annualized.

ADDITIONAL INFORMATION (concluded)

April 30, 2017 (Unaudited)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expense Paid During Period* 11/1/16 – 04/30/17	Expense Ratio During Period** 11/1/16 – 04/30/17

Ultra Short Mortgage Fund		$1,000.00	$1,019.79	$5.06	1.01%
Large Cap Equity Fund	Class AMF	1,000.00	1,018.15	6.71	1.34%
	Class H	1,000.00	1,018.89	5.96	1.19%

*	Expenses are equal to the Fund’s annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half fiscal year (181) divided by the number of days in the current year (365)

**	Annualized.

C. OTHER INFORMATION:

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge by calling toll free 1-800-247-9780 or on the Securities and Exchange Commission’s website at www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Wash-ington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request, by calling 800-247-9780.

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DISTRIBUTOR

Austin Atlantic Capital Inc.

1 Alhambra Plaza, Suite 100

Coral Gables, FL 33134

INVESTMENT ADVISER

Austin Atlantic Asset Management Company

1 Alhambra Plaza, Suite 100

Coral Gables, FL 33134

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC

690 Taylor Road, Suite 210

Gahanna, OH 43230

ADMINISTRATOR, TRANSFER AGENT, AND DIVIDEND AGENT

Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

LEGAL COUNSEL

Vedder Price P.C.

222 North LaSalle Street

Chicago, IL 60601

CUSTODIAN

Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

AAAMCO-SAR-0417

Item 2.	Code of Ethics.

Not applicable — only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.	Audit Committee of Listed Companies.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)     The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Dana Gentile
Dana Gentile
President

Date: June 26, 2017

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date: June 26, 2017